Derivative financial instruments (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Hedge instrument nominal value
Strategy
Hedge of exchange variation on future cash flows	[1]	R$ 1,375,232	R$ 1,110,888
Total		1,375,232	1,110,888
Hedge object accounting value
Strategy
Hedge of exchange variation on future cash flows	[1]	755,611	582,567
Total		755,611	582,567
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)
Strategy
Hedge of exchange variation on future cash flows	[1]	(269,039)	(59,739)
Total		(269,039)	(59,739)
Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Strategy
Hedge of exchange variation on future cash flows	[1]	(161,423)	(35,843)
Total		R$ (161,423)	R$ (35,843)

[1]	Whose functional currency is different from the Real, using Forward contracts, with the object of hedging the foreign investment referenced to MXN (Mexican Peso).